Income Taxes - Summarizes Major Jurisdictions Subject to Examination (Detail)	12 Months Ended
Mar. 31, 2016
Japan
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2011 [1]
United Kingdom
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2014
United States
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2013

[1]	The earliest year in which Nomura remains subject to examination for transfer pricing issues is 2010.